PROPERTY, PLANT AND EQUIPMENT - Schedule of property, plant and equipment and leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 7,752	$ 9,689
Investments	749	790
Divestments	(143)
Depreciation charges	(2,058)	(2,277)
Depreciation of disinvestment	96
Movement	(519)	(1,937)
Property, plant and equipment at end of period	7,233	7,752
At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	24,880	25,429
Internal transfer	(1)	0
Currency translation	2,832	(1,339)
Property, plant and equipment at end of period	28,317	24,880
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(17,128)	(15,740)
Currency translation	(1,994)	889
Property, plant and equipment at end of period	(21,084)	(17,128)
Operational facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,095	1,525
Investments	0	0
Divestments	0
Depreciation charges	(360)	(355)
Depreciation of disinvestment	0
Movement	(230)	(430)
Property, plant and equipment at end of period	865	1,095
Operational facilities | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,622	4,913
Internal transfer	0	0
Currency translation	609	(291)
Property, plant and equipment at end of period	5,231	4,622
Operational facilities | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,527)	(3,388)
Currency translation	(479)	216
Property, plant and equipment at end of period	(4,366)	(3,527)
Leasehold Improvement
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,827	3,059
Investments	173	197
Divestments	0
Depreciation charges	(333)	(266)
Depreciation of disinvestment	0
Movement	305	(232)
Property, plant and equipment at end of period	3,132	2,827
Leasehold Improvement | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,432	5,546
Internal transfer	144	0
Currency translation	654	(311)
Property, plant and equipment at end of period	6,403	5,432
Leasehold Improvement | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,605)	(2,487)
Currency translation	(333)	148
Property, plant and equipment at end of period	(3,271)	(2,605)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,565	3,274
Investments	188	219
Divestments	(143)
Depreciation charges	(659)	(756)
Depreciation of disinvestment	96
Movement	(201)	(709)
Property, plant and equipment at end of period	2,364	2,565
Machinery and equipment | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,297	9,660
Internal transfer	0	0
Currency translation	1,226	(582)
Property, plant and equipment at end of period	10,568	9,297
Machinery and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,732)	(6,386)
Currency translation	(909)	410
Property, plant and equipment at end of period	(8,204)	(6,732)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,120	1,652
Investments	388	230
Divestments	0
Depreciation charges	(706)	(900)
Depreciation of disinvestment	0
Movement	(248)	(532)
Property, plant and equipment at end of period	872	1,120
Other | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,384	5,131
Internal transfer	0	175
Currency translation	343	(152)
Property, plant and equipment at end of period	6,115	5,384
Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,264)	(3,479)
Currency translation	(273)	115
Property, plant and equipment at end of period	(5,243)	(4,264)
Asset under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	145	179
Investments	0	144
Divestments	0
Depreciation charges	0	0
Depreciation of disinvestment	0
Movement	(145)	(34)
Property, plant and equipment at end of period	0	145
Asset under construction | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	145	179
Internal transfer	(145)	(175)
Currency translation	0	(3)
Property, plant and equipment at end of period	0	145
Asset under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Currency translation	0	0
Property, plant and equipment at end of period	$ 0	$ 0